Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Useful (Details)	Dec. 31, 2024
Electronic Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Useful (Details) [Line Items]
Property, Plant and Equipment, Useful Life (Year)	3 years
Minimum [Member] | Furniture, Fixture and Other Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Useful (Details) [Line Items]
Property, Plant and Equipment, Useful Life (Year)	2 years
Maximum [Member] | Furniture, Fixture and Other Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Useful (Details) [Line Items]
Property, Plant and Equipment, Useful Life (Year)	3 years